Sales and Marketing Expense (Details) - Schedule of sales and marketing expense - CHF (SFr)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales and Marketing Expense (Details) - Schedule of sales and marketing expense [Line Items]
Total sales and marketing	SFr 2,129,881		SFr 1,498,218
Marketing and sales expenses [Member]
Sales and Marketing Expense (Details) - Schedule of sales and marketing expense [Line Items]
Total sales and marketing			1,132,864
Employee benefits and expenses [Member]
Sales and Marketing Expense (Details) - Schedule of sales and marketing expense [Line Items]
Total sales and marketing			204,157
Product samples [Member]
Sales and Marketing Expense (Details) - Schedule of sales and marketing expense [Line Items]
Total sales and marketing			SFr 161,167